SHARE CAPITAL (Disclosure of share based payment reserve) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Share-based compensation expense	$ 1,786,453	$ 3,203,407